Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [Abstract]
INTANGIBLE ASSETS, NET
NotE 9:-	Intangible Assets, Net

a.	Intangible assets, net, are comprised of the following as of the below dates:

	December 31,
	2021	2020
Original amounts:
Capitalized Software costs	$271,357	$221,220
Customer relationship	304,816	247,445
Acquired technology	100,029	100,159
Backlog	6,938	6,909
Patent	1,544	1,493
Other intangibles	23,531	3,549
	708,215	580,775
Accumulated amortization:
Capitalized Software costs	$232,779	179,587
Customer relationship	151,673	120,165
Acquired technology	61,163	48,087
Backlog	6,938	6,909
Patent	1,145	958
Other intangibles	12,581	2,806
	466,279	358,512
Total	$241,936	$222,263

b.	Amortization expenses totaled $41,330, $44,586, and $58,684 for the years ended December 31, 2019, 2020 and 2021, respectively.